STOCKHOLDERS' EQUITY (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Issuance of stock	$ 216,451			$ 1,000
Stockholder Notes disclosures
Balance outstanding	(329,681)	$ (427,227)	$ (467,038)	(427,351)	$ (374,320)
Interest	20	50	44	28
Stockholder Notes
Stockholder Notes disclosures
Balance outstanding	(898)	(3,884)	(2,514)	(2,661)	$ (5,471)
Interest	$ 20	$ 50	$ 44	28
Stockholder Notes | Minimum
Stockholder Notes disclosures
Interest rate	0.95%	0.95%	0.95%
Stockholder Notes | Maximum
Stockholder Notes disclosures
Interest rate	2.04%	2.04%	2.04%
Senior executive
Issuance of stock				$ 1,000